Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 5,630	$ 4,867	$ 3,520	$ 2,172
Restricted cash	72	128
Trade accounts receivable and other (including 202 and 298 from related parties at June 30, 2020 and December 31, 2019, respectively)	3,048	3,569
Inventories (note 2)	14,269	17,296
Prepaid expenses and other current assets	2,199	2,756
Total current assets	25,218	28,616
Non-current assets:
Goodwill and intangible assets	4,944	5,432
Property, plant and equipment and biological assets (note 3)	33,766	36,231
Investments in associates and joint ventures	6,321	6,529
Other investments	670	772
Deferred tax assets	8,674	8,680
Other assets	1,708	1,648
Total non-current assets	56,083	59,292
Total assets	81,301	87,908
Current liabilities:
Short-term debt and current portion of long-term debt (note 6)	3,134	2,869
Trade accounts payable and other (including 282 and 251 to related parties at June 30, 2020 and December 31, 2019, respectively)	10,019	12,614
Short-term provisions (note 8)	982	516
Accrued expenses and other liabilities	4,820	4,910
Income tax liabilities	377	378
Total current liabilities	19,332	21,287
Non-current liabilities:
Long-term debt, net of current portion (note 6)	10,414	11,471
Deferred tax liabilities	2,039	2,331
Deferred employee benefits	7,253	7,343
Long-term provisions (note 8)	1,978	2,475
Other long-term obligations	2,687	2,518
Total non-current liabilities	24,371	26,138
Total liabilities	43,703	47,425
Equity (note 4):
Equity attributable to the equity holders of the parent	35,774	38,521
Non-controlling interests	1,824	1,962
Total equity	37,598	40,483	$ 44,111	$ 44,108
Total liabilities and equity	$ 81,301	$ 87,908